EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Shares Outstanding) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	7,000,000	9,670,000	22,555,000	56,475,000
Aggregate intrinsic value	$ 946,750
October 3, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	3,400,000
Aggregate intrinsic value	$ 459,850
May 21, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	3,600,000
Aggregate intrinsic value	$ 486,900